Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Investment Objective

The Quadratic Interest Rate Volatility and Inflation Hedge ETF (the “Fund”) seeks to hedge the risk of increased fixed income volatility and rising inflation and to profit from rising long-term interest rates or falling short-term interest rates, often referred to as a steepening of the U.S. interest rate curve, while providing inflation-protected income.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Quadratic Interest Rate Volatility and Inflation Hedge ETF Quadratic Interest Rate Volatility and Inflation Hedge ETF Quadratic Interest Rate Volatility and Inflation Hedge ETF
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	none	[1]
Acquired Fund Fees and Expenses	0.04%	[2]
Other Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	1.04%
Fee Waiver	0.05%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	0.99%
[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Krane has contractually agreed to waive its management fee by 0.05% of the Fund's average daily net assets ("Fee Waiver"). The Fee Waiver will continue until August 1, 2020, and may only be terminated prior thereto by the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Fee Waiver for the period described above. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of your shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Expense Example	1 Year	3 Years
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF | USD ($)	101	324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund had not commenced investment operations prior to its fiscal year ended March 31, 2019, it does not have portfolio turnover information for the prior fiscal year to report.

Principal Investment Strategies

The Fund is actively managed and seeks to achieve its investment objective primarily by investing, directly or indirectly, in a mix of U.S. Treasury Inflation-Protected Securities (“TIPS”) and long options tied to the shape of the U.S. interest rate curve (described below). A “long option” refers to the purchase of an option, as opposed to the sale of an option not previously owned by the Fund, which would be referred to as a “short option.” The Fund's strategy is designed to hedge against inflation risk and generate positive returns from the Fund's options during periods when interest rate volatility increases and/or the U.S. interest rate curve steepens (i.e., the spread between interest rates on U.S. long-term debt instruments and U.S. shorter-term debt instruments widens). Because equity and real estate market corrections tend to be correlated with interest rate volatility and a steepening of the interest rate curve, the Fund's strategy may also serve to hedge against the risks of such market corrections.

The Fund invests in TIPS directly or through other exchange-traded funds (“ETFs”) that invest in TIPS. TIPS are U.S. government bonds (specifically, Treasury securities) whose principal amount increases with inflation, as measured by the Consumer Price Index (“CPI”), and are designed to protect investors from inflation risk. The Fund may purchase TIPS of any maturity.

The Fund also invests in long options tied to the shape of the U.S. interest rate swap curve. The U.S. interest rate swap curve is a type of interest rate curve that reflects the fixed interest rates used in interest rate swap agreements with different maturities (swap rates are the fixed interest rate exchanged for a floating interest rate in an interest rate swap). Such options are expected to (i) appreciate in value as the curve steepens or interest rate volatility increases and (ii) decrease in value or become worthless as the curve flattens or inverts or interest rate volatility declines. The U.S. interest rate swap curve “steepens” when the spread between swap rates on longer-term debt instruments and shorter-term debt instruments widens, “flattens” when such spread narrows, and “inverts” when swap rates on longer-term debt instruments become lower than those for shorter-term debt instruments (i.e., the spread is negative).

When the Fund purchases an option, the Fund pays a cost (premium) to purchase the option. The Fund's investments in options will be traded in the over-the counter (“OTC”) market. OTC derivative instruments generally have more flexible terms negotiated between the buyer and the seller, and the counterparties may be required to post “variation margin” as frequently as daily to reflect any gains or losses in such options contracts. If such variation margin is not required to be posted, such instruments would generally be subject to greater credit risk and counterparty risk. OTC instruments also may be subject to greater liquidity risk.

Options contracts, by their terms, have stated expirations; therefore, to maintain consistent exposure to options, the Fund must periodically migrate out of options nearing expiration and into options with later expirations - a process referred to as “rolling.” The Fund's investment sub-adviser, Quadratic Capital Management LLC (“Quadratic” or the “Sub-Adviser”), expects that the Fund will typically purchase options with a time-to-expiration of between six months and two years, though the Fund may purchase options with shorter or longer expirations.

Under normal circumstances, the Sub-Adviser generally expects to invest less than 20% of the Fund's assets in option premiums (as defined below) and to actively manage the Fund's options investments to reduce the weight of such options in the Fund's portfolio if their value increases above the desired amount. Similarly, the Sub-Adviser generally expects to sell portfolio investments and reinvest proceeds in options if the value of such options declines below the desired amount.

Investments in derivative instruments, such as options, have the economic effect of creating financial leverage in the Fund's portfolio because such investments may give rise to gains or losses that are disproportionate to the amount the Fund has invested in those instruments. Because the Fund only invests in long options as part of its principal investment strategy, the maximum loss for the Fund's options position is the “options premium,” which is defined as the premium paid for the options and any post-purchase appreciation in value. Thus, any disproportionate returns are generally expected to exist only when the value of such options appreciates. However, following such appreciation, even small changes in the shape of the U.S. interest rate curve or interest rate volatility may result in a significant decline in the value of such options with a maximum loss equal to the options premium. The Fund is likely to be significantly more volatile than a fund holding only long positions in the same U.S. government bonds as the Fund because the options component of the Fund could result in significant gains for the Fund or in a complete loss of the premium for the Fund's options.

The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds.

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

Derivatives Risk. The use of derivatives may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

The derivative instruments and techniques that the Fund may principally use include:

●     Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or swap on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. In general, most options on interest rate swaps are “European-style” options, which means that they can only be exercised at the end of the option term. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

OTC options generally have more flexible terms negotiated between the buyer and the seller, and the counterparties may be required to post “variation margin” as frequently as daily to reflect any gains or losses in such options contracts. If such variation margin is not required to be posted, such instruments would generally be subject to greater credit risk and counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. OTC instruments also may be subject to greater liquidity risk.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Premium/Discount Risk. There may be times when the market price of the Fund's shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund's shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund's shares will continue to be listed.

Fixed Income Securities Risk. Investing in fixed income securities subjects the Fund to the following risks:

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of an investment in that issuer.

Event Risk. Event risk is the risk that an unexpected event could interfere with an issuer's ability to make timely interest or principal payments or that causes market speculation about the issuer's ability to make such payments, which could cause the credit quality and market value of an issuer's bonds and/or other debt securities to decline significantly.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The current low interest rate environment increases the risks associated with rising interest rates.

Maturity Risk. The value of the Fund's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Hedging Risk. The Fund seeks to mitigate (or hedge) the risk associated with the potential impact of a steepening U.S. interest rate curve (“curve risk”), an increase in inflation and inflation expectations, and an increase in interest rate volatility on the performance of U.S. government bonds. The Fund does not seek to mitigate credit risk, non-curve interest rate risk, or other factors influencing the price of U.S. government bonds, which factors may have a greater impact on the bonds' returns than the U.S. interest rate curve or inflation. Further, there is no guarantee that the Fund's investments will eliminate or mitigate curve risk, inflation risk or the potential impact of interest rate volatility on long positions in U.S. government bonds. If interest rates rise in parallel within the U.S. interest rate curve, the Fund will not be hedged. In addition, when the U.S. interest rate curve flattens or inverts, the Fund's investments in options may lose value or end up worthless. Under such circumstances, the Fund will generally underperform a portfolio comprised solely of U.S. government bonds (without the options owned by the Fund). In a flattening or inverted curve environment, the Fund's hedging strategy could result in disproportionately larger losses in the Fund's options as compared to gains or losses in its U.S. government bond positions attributable to interest rate changes. There is no guarantee that the Fund will have positive returns, even in environments of sharply rising inflation rates in which the Fund's options might be expected to mitigate the effects of such rises. The Fund will incur expenses when entering into positions in rate-linked options. Moreover, to the extent that curve risk has been priced into the U.S. government bonds owned by the Fund, the Fund will underperform other investments even during periods of curve steepening.

High Portfolio Turnover Risk. The Fund may incur high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Investment in Investment Companies Risk. When the Fund invests in other investment companies (or funds), it will indirectly be exposed to the risks of such funds' investments. Moreover, the Fund will incur its pro rata share of such funds' expenses. Additionally, investments in ETFs are subject to ETF Risk.

Liquidity Risk. The Fund's investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser's success or failure to implement investment strategies for the Fund. The Sub-Adviser's evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund's investment objective given actual market conditions. Additionally, the Sub-Adviser has not previously managed a registered investment company, which could create additional risks for investments in the Fund.

Market Risk. The values of the Fund's holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund's investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

New Fund Risk. The Fund is new and does not yet have shares outstanding. If the Fund does not grow large in size once it commences trading, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund's share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund's performance.

Rate-Linked Derivatives Investment Risk. The Fund's exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, is speculative and can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. The Fund is expected to benefit from the options it holds if the U.S. interest rate curve steepens during the time period in which the Fund holds the options. However, if the U.S. interest rate curve flattens or inverts, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Sub-Adviser.

An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a steepening of the U.S. interest rate curve or the Fund's hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to interest rate increases linked to U.S. interest rate curve steepening, outright interest rate increases may lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund's options while negatively impacting the Fund's investments in TIPS.

There can be no assurance that the Fund's interest-rate linked options will accurately deliver positive returns if inflation experienced in the United States or the rate of expected future inflation reflected in the prices and yields of bonds held by the Fund rises. The Fund could lose money on the options held by the Fund, and the present value of the Fund's portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund's net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund.

The Fund's investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds' returns than curve risk. Moreover, to the extent that curve risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during inflationary periods. There is no guarantee that the Fund will have positive performance even in environments of sharply rising inflation. There is no guarantee that the Fund will be able to successfully mitigate inflation risk or that bond values and interest rates will match changes in inflation rates.

Rate-Linked Derivatives Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must, among other requirements, derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund's assets must be diversified so that at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities (see the “Taxes” section in the SAI for additional information). The Fund's investments in certain rate-linked derivative instruments (such as rate-linked options) may generate income that is not qualifying income and such investments may not be treated as investments in “securities” for purposes of the asset diversification requirement. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would significantly and adversely affect a shareholder's return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or asset diversification test if such failure was due to reasonable cause and not willful neglect, but to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund's returns.

TIPS Risk. U.S. Treasury Inflation-Protected Securities (“TIPS”) are debt instruments issued by the by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index (“CPI”). When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Inflation-indexed bonds generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund's ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Performance Information

Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the variability of the Fund's return to a broad measure of market performance. Once available, the Fund's current performance information will be available at www.ivoletf.com. Past performance does not necessarily indicate how the Fund will perform in the future.